Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of property plant and equipment

		Accumulated			Accumulated
	Cost	depreciation	12.31.2021	Cost	depreciation	12.31.2020
In service
Reservoirs, dams and aqueducts	8,161,702	(4,776,639)	3,385,063	8,081,989	(4,600,598)	3,481,391
Machinery and equipment	8,409,689	(2,840,114)	5,569,575	7,644,171	(2,619,939)	5,024,232
Buildings	1,993,695	(1,125,862)	867,833	1,968,591	(1,096,016)	872,575
Land	508,164	(49,046)	459,118	490,177	(38,269)	451,908
Vehicles and aircraft	33,871	(32,756)	1,115	44,617	(42,725)	1,892
Furniture and fixtures	16,400	(10,966)	5,434	22,314	(15,498)	6,816
(-) Impairment (18.4)	(710,509)	-	(710,509)	(925,521)	-	(925,521)
(-) Impairment Copel TEL	-	-	-	(27,928)	-	(27,928)
(-) Special Obligations	(792)	290	(502)	(332)	81	(251)
	18,412,220	(8,835,093)	9,577,127	17,298,078	(8,412,964)	8,885,114

In progress
Cost	752,846	-	752,846	734,507	-	734,507
(-) Impairment (18.4)	(187,382)	-	(187,382)	(120,308)	-	(120,308)
(-) Impairment Copel TEL	-	-	-	(3,853)	-	(3,853)
	565,464	-	565,464	610,346	-	610,346
	18,977,684	(8,835,093)	10,142,591	17,908,424	(8,412,964)	9,495,460

Schedule of changes in property plant and equipment

	Balance as of January 1, 2021	Additions / Impairment	Depreciation	Loss on disposal	Transfers	Effects of acquisition of Vilas Complex (Note 1.2)	Copel Telecom Disposal (Note 41)	Balance as of December 31, 2021
In service
Reservoirs, dams and aqueducts	3,481,391	-	(174,810)	2,147	76,335	-	-	3,385,063
Machinery and equipment	5,647,220	-	(375,430)	(26,345)	174,615	754,557	(605,042)	5,569,575
Buildings	872,575	-	(38,629)	(506)	35,060	-	(667)	867,833
Land	451,908	-	(10,777)	(763)	18,848	-	(98)	459,118
Vehicles and aircraft	1,892	-	(835)	(68)	134	-	(8)	1,115
Furniture and fixtures	6,816	-	(1,079)	(46)	1,562	-	(1,819)	5,434
(-) Impairment (18.4)	(925,521)	215,012	-	-	-	-	-	(710,509)
(-) Impairment Copel TEL	(27,928)	1,989	-	-	-	-	25,939	-
(-) Special Obligations	(251)	-	89	-	(340)	-	-	(502)
(-) Reclassification (a)	(622,988)	-	-	-	41,293	-	581,695	-
	8,885,114	217,001	(601,471)	(25,581)	347,507	754,557	-	9,577,127
In progress
Cost	795,816	406,173	-	(42,655)	(335,975)	-	(70,513)	752,846
(-) Impairment (18.4)	(120,308)	(67,074)	-	-	-	-	-	(187,382)
(-) Impairment Copel TEL	(3,853)	3,103	-	-	-	-	750	-
(-) Reclassification (a)	(61,309)	-	-	-	(8,454)	-	69,763	-
	610,346	342,202	-	(42,655)	(344,429)	-	-	565,464
	9,495,460	559,203	(601,471)	(68,236)	3,078	754,557	-	10,142,591
(a) Reclassification to Assets classified as held for sale (Note 41).

	Balance as of	Additions / Impairment		Loss on		Balance as of
	January 1, 2020		Depreciation	disposal	Transfers	December 31, 2020
In service
Reservoirs, dams and aqueducts	3,676,692	-	(195,062)	-	(239)	3,481,391
Machinery and equipment	6,003,890	-	(431,088)	(86,550)	160,968	5,647,220
Buildings	908,024	-	(42,593)	(83)	7,227	872,575
Land	462,420	-	(10,617)	(2)	107	451,908
Vehicles and aircraft	3,084	-	(1,171)	(123)	102	1,892
Furniture and tools	7,949	-	(1,559)	(238)	664	6,816
(-) Impairment (18.5)	(961,177)	35,656	-	-	-	(925,521)
(-) Impairment Copel TEL	(81,322)	53,394	-	-	-	(27,928)
(-) Special Obligations	(43)	-	46	-	(254)	(251)
(-) Reclassification (a)	-	-	-	-	(622,988)	(622,988)
	10,019,517	89,050	(682,044)	(86,996)	(454,413)	8,885,114
In progress
Cost	700,172	273,823	-	(8,126)	(170,053)	795,816
(-) Impairment (18.5)	(122,261)	1,953	-	-	-	(120,308)
(-) Impairment Copel TEL	(5,325)	1,472	-	-	-	(3,853)
(-) Reclassification (a)	-	-	-	-	(61,309)	(61,309)
	572,586	277,248	-	(8,126)	(231,362)	610,346
	10,592,103	366,298	(682,044)	(95,122)	(685,775)	9,495,460
(a) Reclassification to Assets classified as held for sale (Note 41).

Schedule of joint operations property plant and equipment

The amounts recorded under property, plant and equipment referring to share of interest of Copel GeT in consortiums are show below:

	Share	Annual average
Joint operations	Copel GeT (%)	depreciation rate (%)	12.31.2021	12.31.2020
HPP Gov. Jayme Canet Júnior (Mauá) - Consórcio
Energético Cruzeiro do Sul	51.0
In service			859,926	859,917
(-) Accumulated depreciation		3.43	(263,792)	(235,454)
In progress			20,527	24,827
			616,661	649,290
HPP Baixo Iguaçu	30.0
In service			692,395	691,833
(-) Accumulated depreciation		3.29	(64,519)	(41,803)
In progress			56,027	50,114
			683,903	700,144
			1,300,564	1,349,434

Schedule of impairment balances

The projects with impairment balances recorded at December 31, 2021 are the following:

	Property, Plant and Equipment			Value in use
	Cost	Depreciation	Impairment
HPP Colíder	2,489,116	(259,065)	(639,529)	1,590,522
Consórcio Tapajós (a)	14,879	-	(14,879)	-
Power plants in Paraná	1,024,841	(109,524)	(243,483)	671,834
	3,528,836	(368,589)	(897,891)	2,262,356
(a) Project under development

chedule of impairment of property plant and equipment

The table below shows the changes in the impairment for the year:

	Balance as of	Impairment / Reversal	Balance as of	Impairment / Reversal	Balance as of
	January 1, 2020		December 31, 2020		December 31, 2021
In service
UHE Colíder	(777,294)	94,101	(683,193)	43,664	(639,529)
Wind power complex Cutia	(54,104)	54,104	-	-	-
UEGA	-	(138,777)	(138,777)	138,777	-
Power plants in Paraná	(129,779)	26,228	(103,551)	32,571	(70,980)
	(961,177)	35,656	(925,521)	215,012	(710,509)
In progress
Consórcio Tapajós	(14,464)	-	(14,464)	(415)	(14,879)
Power plants in Paraná	(107,797)	1,953	(105,844)	(66,659)	(172,503)
	(122,261)	1,953	(120,308)	(67,074)	(187,382)
	(1,083,438)	37,609	(1,045,829)	147,938	(897,891)

Schedule of impairment risk

Cash-generating units	Discount		RA/CA-1	RA/CA-1	Impairment Risk
	rate	RA/CA-1	(5% Variation)	(10% Variation)
Wind power Assets
São Bento Complex (a)	7.65%	80.49%	75.81%	71.34%	-
Brisa I Complex (b)	7.65%	71.34%	66.64%	62.15%	-
Brisa II Complex (c)	7.65%	63.44%	58.25%	53.33%	-
Bento Miguel Complex (d)	7.65%	22.66%	18.74%	15.03%	-
Cutia Complex (e)	7.65%	16.56%	13.14%	9.89%	-
Jandaíra Complex (f)	7.65%	43.93%	36.66%	29.86%	-
Vilas Complex (g)	5.46%	46.30%	41.61%	37.15%	-
Thermal Assets
UEG Araucária	7.69%	43.69%	41.11%	38.60%	-
Hydric Assets
Foz do Areia	5.77%	56.43%	55.65%	54.88%	-
Segredo	5.77%	117.89%	114.23%	110.66%	-
Caxias	5.77%	101.02%	97.38%	93.84%	-
Guaricana	5.77%	27.39%	26.01%	24.66%	-
Chaminé	5.77%	51.69%	50.02%	48.37%	-
Apucaraninha	5.77%	35.88%	34.46%	33.06%	-
Chopim I	5.77%	0.00%	25.08%	21.87%	-
Mauá	5.77%	92.51%	87.73%	83.13%	-
Marumbi	5.77%	30.74%	27.70%	24.78%	-
Cavernoso	5.77%	269.53%	261.06%	252.82%	-
Cavernoso II	5.77%	18.04%	14.95%	11.99%	-
Bela Vista	7.65%	40.42%	35.24%	30.37%	-
Elejor	6.00%	15.27%	13.16%	11.11%	-
(a) Contemplates the GE Boa Vista, GE Farol, GE Olho D’Água e GE São Bento do Norte wind farms.
(b) Contemplates the Nova Asa Branca I, Nova Asa Branca II, Nova Asa Branca III e Nova Eurus IV wind farms.
(c) Contemplates the Santa Maria, Santa Helena e Ventos de Santo Uriel wind farms.
(d) Contemplates the São Bento do Norte I, São Bento do Norte II, São Bento do Norte III, São Miguel I, São Miguel II and GE São Miguel III wind farms.
(e) Contemplates the Cutia, Guajiru, Jangada, Maria Helena, Potiguar, Esperança e Paraíso dos Ventos wind farms.
(f) Contemplates the Jandaíra I, Jandaíra II, Jandaíra III e Jandaíra IV wind farms.
(g) Contemplates the Potiguar B61, Potiguar B141, Potiguar B142, Potiguar B143 e Ventos de Vila Paraíba IV wind farms.

Schedule of average depreciation rates

Depreciation rates (%)	12.31.2021	12.31.2020	12.31.2019
Average generation segment rates (Note 18.8.1)
General equipment	6.25	6.26	6.33
Machinery and equipment	3.68	3.39	3.67
Generations	3.42	3.73	3.38
Reservoirs, dams and ducts	2.56	2.68	2.50
Hydraulic turbines	2.90	2.93	0.29
Gas and steam turbines	-	2.00	2.00
Water cooling and treatment	4.00	4.00	4.00
Gas conditioner	4.00	4.00	4.00
Wind power plant unit	4.98	4.94	5.49
Buildings	3.15	3.15	-
Average rates for central government assets
Buildings	3.33	3.35	3.35
Machinery and office equipment	6.27	6.25	6.25
Furniture and fixtures	6.30	6.25	6.25
Vehicles	14.29	14.29	14.29